NET INCOME (LOSS) PER SHARE	6 Months Ended
Mar. 31, 2026
Goodvision AI Inc [Member]
EarningsPerShareLineItems [Line Items]
NET INCOME (LOSS) PER SHARE

Note 13. Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share. Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. The Company had no dilutive securities outstanding during the periods presented. Accordingly, diluted net income (loss) per share equals basic net income (loss) per share for all periods presented.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025	Six Months Ended March 31, 2026	Six Months Ended March 31, 2025
Numerator:
Net income (loss)	$(211,067)	$21,050	$(737,021)	$44,058
Denominator:
Weighted-average ordinary shares — basic and diluted *	10,000	10,000	10,000	10,000
Net income (loss) per ordinary share — basic and diluted *	$(21.11)	$2.11	$(73.70)	$4.41

*	Shares have been retroactively restated to reflect the recapitalization. See Note 9.